UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

11:   Check here if Amendment [    ]; Amendment Number:
12:   This Amendment (Check only one):  	 [  ]  is a restatement.
			 [  ] adds new holdings entries.

15:   Institutional Investment Manager Filing this Report:

17:   Name:			Holt-Smith & Yates Advisors
18:   Address:			2810 Crossroads Drive
			Suite 4900
			Madison, WI 53718

22:   13F File Number:		28-7510

24:   The institutional investment manager filing this report
25:   and the person by whom it is signed hereby represent
26:   that the person signing the report is authorized to
27:   submit it, that all information contained herein is true,
28:   correct and complete, and that it is understood that all
29:   required items, statements, schedules, lists and tables
30:   are considered integral parts of this form.

32:   Person Signing This Report on Behalf of Reporting Manager:

34:   Name:			Diana K. Falk
35:   Title:			Compliance Administrator
36:   Phone:			608-249-4488
37:   Signature, Place, and Date of Signing:

39:   Diana K. Falk		Madison, WI	14-May-02

41:   Report Type: (Check only one.):

43:   [  X  ] 13F HOLDINGS REPORT

45:   [    ] 13F NOTICE

47:   [    ] 13F COMBINATION REPORT

49:    I AM SIGNING THIS REPORT AS REQUIRED BY THE
50:    SECURITIES EXCHANGE ACT OF 1934.
51:

53:    FORM 13F SUMMARY PAGE

55:    Report Summary:

57:    Number of Other Included Managers:	0

59:    Form 13F Information Table Entry Total:	29

61:    Form 13F Information Table Value Total:	763,869

63:    List of Other Included Managers:	NONE
64:

66:
							FORM 13F INFORMATION TABLE
			TITLE OF			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		CLASS		CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

ADC TELECOMMUNICATIONS	COM		000886 10 1	20,792	5,108,681	SH		SOLE	NONE	4,762,095	0	346,586
AMERICAN INTL GROUP INC	COM		026874 10 7	39,317	   545,021	SH		SOLE	NONE	   453,122	0	  91,899
AMERICAN PWR CONVERSION CORP	COM		029066 10 7	35,265	2,385,968	SH		SOLE	NONE	2,076,753	0	309,215
AOL TIME WARNER INC		COM		00184A 10 5	      327	     13,798	SH		SOLE	NONE	        9,798	0	     4,000
BARNES & NOBLE INC		COM		067774 10 9	14,561	   469,873	SH		SOLE	NONE	   380,003	0	  89,870
BERKSHIRE HATHAWAY INC DEL CL A	CL A		084670 10 8	  1,067	             15	SH		SOLE	NONE	             15	0	            0
CARDINAL HEALTH INC		COM		14149Y 10 8	38,735	   546,422	SH		SOLE	NONE	   462,227	0	  84,195
CONCORD EFS INC		COM		206197 10 5	53,767	1,617,041	SH		SOLE	NONE	1,306,756	0	310,285
DELL COMPUTER CORP		COM		247025 10 9	37,118	1,421,615	SH		SOLE	NONE	1,229,742	0	191,873
DISNEY WALT CO		COM DISNEY		254687 10 6	35,613	1,543,074	SH		SOLE	NONE	1,365,801	0	177,273
ELAN PLC		ADR		284131 20 8	  9,930	   713,817	SH		SOLE	NONE	   586,602	0	127,215
EXXON MOBIL CORP		COM		30231G 10 2	     210	        4,796	SH		SOLE	NONE	        4,796	0	            0
FEDERAL HOME LN MTG CORP	COM		313400 30 1	39,077	   616,633	SH		SOLE	NONE	   525,673	0	  90,960
FEDERAL NATL MTG ASSN	COM		313586 10 9	     349	        4,375	SH		SOLE	NONE	        4,375	0	            0
FISERV INC		COM		337738 10 8	48,598	1,056,708	SH		SOLE	NONE	   870,529	0	186,179
HOME DEPOT INC		COM		437076 10 2	43,396	   892,738	SH		SOLE	NONE	   751,956	0	140,782
INTERNATIONAL BUSINESS MACHS	COM		459200 10 1	      321	        3,090	SH		SOLE	NONE	        3,090	0	            0
INTERPUBLIC GROUP COS INC	COM		460690 10 0	44,454	1,296,810	SH		SOLE	NONE	1,126,440	0	170,370
INTUIT			COM		461202 10 3	36,375	    948,251	SH		SOLE	NONE	    807,687	0	140,564
JDS UNIPHASE CORP		COM		46612J 10 1	17,197	2,919,910	SH		SOLE	NONE	2,762,295	0	157,615
MICROCHIP TECHONOLOGY INC	COM		595017 10 4	45,418	1,085,820	SH		SOLE	NONE	   924,524	0	161,296
PEPSICO INC		COM		713448 10 8	21,679	    420,957	SH		SOLE	NONE	   312,119	0	108,838
QUANTA SVCS INC		COM		74762E 10 2	26,612	1,539,180	SH		SOLE	NONE	1,355,910	0	183,270
ROYAL DUTCH PETE CO		NY REG GLD1.25	780257 80 4	     774	      14,250	SH		SOLE	NONE	        4,105	0	  10,145
SBC COMMUNICATIONS INC	COM		78387G 10 3	     755	      20,176	SH		SOLE	NONE	        7,602	0	  12,574
TARGET CORP		COM		87612E 10 6	48,894	1,133,897	SH		SOLE	NONE	   962,992	0	170,905
TYCO INTL LTD NEW		COM		902124 10 6	21,280	   658,386	SH		SOLE	NONE	   560,341	0	  98,045
WALGREEN CO		COM		931422 10 9	44,619	1,138,543	SH		SOLE	NONE	   953,624	0	184,919
ZEBRA TECHNOLOGIES CORP	CL A		989207 10 5	37,369	   690,870	SH		SOLE	NONE	   581,160	0	109,710
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